Note 11 - Options (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share-based Payment Arrangement [Abstract]
Unrecognized compensation cost relating to the unvested performance-based stock options	$ 0	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%